STOCKHOLDERS' DEFICIT (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Warrant [Member]
Number of outstanding
Beginning balance	955,500	1.4	1.4
Granted		955,500
Exercised
Forfeited and canceled		(1.4)
Ending balance	955,500	955,500	1.4
Weighted Average Exercise Price
Beginning balance	$ 0.42	$ 225,520	$ 225,520
Granted		0.42
Exercised
Forfeited and canceled		(225,220)
Ending balance	$ 0.42	$ 0.42	$ 225,520
Employee Stock Option [Member]
Number of outstanding
Beginning balance
Granted
Exercised
Forfeited and canceled
Ending balance
Weighted Average Exercise Price
Beginning balance
Granted
Exercised
Forfeited and canceled
Ending balance